Income Taxes - Schedule of Deferred Tax Assets (Details) - CNY (¥)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Deferred Tax Assets [Abstract]
Net operating loss carryforward	¥ 118,846,734	¥ 98,783,665
Accrued expense and others	(3,698,621)	9,688,509
Inventory impairment	50,576,626	50,475,875
Deferred tax assets	165,724,739	158,948,049
Less: valuation allowance	(165,724,739)	(158,948,049)
Deferred tax assets